SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	$ 12,091,762	$ 12,132,668
Electric Vehicles and Accessories Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	12,091,762	12,076,334
Software Royalties [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606		343
Software Development and Design Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606		55,991
Software Royalities and Development and Design Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606		$ 56,334